GENERAL - Narrative (Details) $ in Millions		1 Months Ended
	Feb. 26, 2019	Feb. 28, 2019 USD ($)	Feb. 27, 2019 USD ($)	Dec. 31, 2018 vessel
Ownership interests:
Number of carriers operated by other				16
LNG carrier | Golar Partners
Ownership interests:
Number of carriers operated by other				10
LNG carrier | Golar Power
Ownership interests:
Number of carriers operated by other				3
LNG carrier | Vessels and equipment
Ownership interests:
Number of carriers owned and operated				12
LNG carrier | Vessels and equipment | Golar LNG Limited, Golar LNG Partners, and Golar Power
Ownership interests:
Number of carriers owned and operated				18
FSRU | Vessels and equipment
Ownership interests:
Number of carriers owned and operated				1
FSRU | Vessels and equipment | Golar LNG Limited, Golar LNG Partners, and Golar Power
Ownership interests:
Number of carriers owned and operated				8
Vessels - FLNG | Vessels and equipment
Ownership interests:
Number of carriers owned and operated				1
Vessels - FLNG | Vessels and equipment | Golar LNG Limited, Golar LNG Partners, and Golar Power
Ownership interests:
Number of carriers owned and operated				1
Subsequent Event | Keppel Capital
Ownership interests:
Long-term purchase commitment, percentage	30.00%
Gimi Conversion | Subsequent Event
Ownership interests:
Long-term purchase commitment, period		20 years
Long-term purchase commitment, amount | $		$ 1,300.0
Expected future revenues, net of operating costs | $		$ 215.0
Long-term line of credit | $			$ 700.0